Significant Agreements - Additional Information (Details)								1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 04, 2023	Aug. 01, 2023 USD ($)	Dec. 16, 2021 USD ($)	Dec. 16, 2021 USD ($) ft²	Dec. 16, 2021 USD ($) OfficeSuite	Jun. 18, 2021 shares	Jun. 07, 2021 USD ($)	Apr. 30, 2021 USD ($)	Jan. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	May 07, 2021 shares
Research And Development Arrangement Contract To Perform For Others [Line Items]
Common stock, shares, issued | shares											57,971,910			57,971,910		58,221,760	58,010,823
Research and development											$ 2,384,000		$ 18,302,000	$ 32,136,000	$ 54,325,000	$ 72,787,000	$ 37,932,000
General and administrative											11,294,000		7,852,000	26,372,000	24,563,000	32,852,000	22,511,000
Option agreement fees paid														0
Options fee														0
Future minimum lease payments											86,487,000			86,487,000		6,174,000
Operating lease liability											53,111,000			53,111,000		5,794,000
Contingencies Recorded
Common Stock
Research And Development Arrangement Contract To Perform For Others [Line Items]
Common stock shares, repurchase | shares												152,694
Stanford Exclusive License Agreement
Research And Development Arrangement Contract To Perform For Others [Line Items]
Upfront license fees received										$ 50,000
Common stock, shares, issued | shares										640,861								640,861	640,861
Common stock additional paid in capital										$ 2,800,000								$ 2,800,000
Purchase of shares in private financings percentage										10.00%
Common stock shares, repurchase | shares						624,845
Research and development																		2,800,000
General and administrative																		200,000
Annual maintenance fees														0
First commercial sale																		50,000
Subsequent year commercial sale																		200,000
Maximum future development and regulatory milestone payments																5,300,000
Sale-based milestone payments																7,500,000
Milestone payments																0
License execution fee																	$ 0
Maximum future development and regulatory milestones payments														5,300,000
Sale-based milestones payments														7,500,000
Stanford Exclusive License Agreement | Patents Fees Member
Research And Development Arrangement Contract To Perform For Others [Line Items]
General and administrative														0
Annual maintenance fees											0
Stanford Exclusive License Agreement | First Year
Research And Development Arrangement Contract To Perform For Others [Line Items]
Annual maintenance fees																		5,000
Stanford Exclusive License Agreement | Second Year
Research And Development Arrangement Contract To Perform For Others [Line Items]
Annual maintenance fees																		10,000
Stanford Exclusive License Agreement | Third Year
Research And Development Arrangement Contract To Perform For Others [Line Items]
Annual maintenance fees																		10,000
Stanford Exclusive License Agreement | Fourth Year
Research And Development Arrangement Contract To Perform For Others [Line Items]
Annual maintenance fees																		25,000
Stanford Exclusive License Agreement | Fifth Year
Research And Development Arrangement Contract To Perform For Others [Line Items]
Annual maintenance fees																		25,000
Stanford Exclusive License Agreement | Sixth Year
Research And Development Arrangement Contract To Perform For Others [Line Items]
Annual maintenance fees																		$ 25,000
License Agreement with Stanford | Common Stock
Research And Development Arrangement Contract To Perform For Others [Line Items]
Common stock shares, repurchase | shares						624,845											(624,845)
First Option Agreement
Research And Development Arrangement Contract To Perform For Others [Line Items]
Common stock, shares, issued | shares									132,137
License execution fee									$ 10,000
Option agreement expiration term									18 months
Second Option Agreement
Research And Development Arrangement Contract To Perform For Others [Line Items]
Annual maintenance fees																10,000
Options fee								$ 30,000
LCGM Service Agreement
Research And Development Arrangement Contract To Perform For Others [Line Items]
Research and development													1,700,000	1,100,000	4,500,000	6,100,000	$ 2,700,000
IDT License Agreement
Research And Development Arrangement Contract To Perform For Others [Line Items]
Research and development											0			0		0	3,000,000
Milestone payments											0		0	0	0	0	0
Option agreement fees paid														0
Exercise fee							$ 500,000
Upfront payment							3,000,000
Milestones probable											0		$ 0	0	$ 0
IDT License Agreement | Research and Development Expenses
Research And Development Arrangement Contract To Perform For Others [Line Items]
Total consideration																	3,000,000
IDT License Agreement | Maximum
Research And Development Arrangement Contract To Perform For Others [Line Items]
Upfront payment							5,300,000
IDT License Agreement | Beta Thalassemia and Lysosomal Storage Disorders Fields
Research And Development Arrangement Contract To Perform For Others [Line Items]
Exercise fee							1,000,000
Upfront payment							$ 8,800,000
Bayside Lease
Research And Development Arrangement Contract To Perform For Others [Line Items]
Tenant improvement allowance														14,900,000		14,900,000
Milestones probable																0	0
Lease commencement date			Sep. 15, 2023
Office and Laboratory Space				85,165	85,165
Lease term			120 months	120 months	120 months
Security deposit																1,600,000	1,600,000
Future minimum lease payments			$ 81,000,000	$ 81,000,000	$ 81,000,000
Term of contract			10 years	10 years	10 years
Operating lease liability											32,000,000			32,000,000		0	$ 0
Tenant Improvements											12,200,000			12,200,000		$ 12,200,000
Asset Purchase Agreement (APA)
Research And Development Arrangement Contract To Perform For Others [Line Items]
Milestone payments		$ 1,000,000
Exchange Amount Of Asset		500,000												500,000
Loss on Disposal Other Income														100,000
Contingencies Recorded											$ 0			0
Reimbursement of Research and Development Amount		$ 600,000												$ 600,000
LOA to Acquire Nula-Cel Assets
Research And Development Arrangement Contract To Perform For Others [Line Items]
Equity Interest Outstanding Shares	20.00%
LOA to Acquire Nula-Cel Assets | License And Option Agreement [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Equity Interset	20.00%										20.00%			20.00%